Deferred income tax assets and liabilities and income tax expanse - Schedule of major componets of tax expense income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax
Current income tax (expense)	$ (62,419)	$ (184)	$ (3,032)
Difference in the estimate of previous fiscal year income tax and the income return			1,146
Deferred income tax
Deferred income tax relating to origination and reversal of temporary differences (expense) / benefit	(39,695)	10,297	(14,346)
Income tax	(102,114)	10,113	(16,232)
Deferred tax charged to OCI	2,048	(114)	394
Total income tax (expense) / benefit	$ (100,066)	$ 9,999	$ (15,838)